Exhibit 1

Report of Independent Accountants on Applying

Agreed-Upon Procedures

July 3, 2018

Wells Fargo Commercial Mortgage Securities, Inc. (the “Company”)

375 Park Avenue, 2nd Floor

New York, NY 10152

Ladies and Gentlemen:

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by the Company, Wells Fargo Securities, LLC and Wells Fargo Bank, National Association, who are collectively referred to herein as the “Specified Parties”, solely to assist you with the procedures enumerated below with respect to Commercial Mortgage Pass-Through Certificates, Series 2018-AUS (the “Transaction”). The Company (the “Responsible Party”) is responsible for the accuracy of the information contained in the Final Data File (defined below). The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties have requested that the procedures be performed on the single loan secured by a single property, herein referred to as the “Underlying Collateral”, which represents the entire population of collateral within the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

•	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for purposes of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;
•	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;
•	The value of collateral securing such assets; and
•	The compliance of the originator of the assets with federal, state, and local laws and regulations.

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the current fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	1

With respect to any terms or requirements of the offering documents that do not appear in the exhibits, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the offering documents.

It should be understood that we make no representations as to:

•	The interpretation of Transaction documents (including, but not limited to, indenture agreements or offering documents) included in connection with our procedures;
•	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934; and
•	The reasonableness of any of the assumptions provided by the Company.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For the purposes of this report:

•	The phrase “Cut-off Date” refers to July 11, 2018.
•	The following excel file was provided to us by the Company, which includes certain attributes related to the Underlying Collateral as of the Cut-off Date shall be herein referred to as the “Final Data File”:
o	Austin Student Housing Accounting Tape 6.20.18.xlsx
•	The fields in the Final Data File shall be herein referred to as “Specified Attributes”.
•	The phrase “Source Document” refers to the documents provided to us by the Company related to the information contained in the Final Data File.
•	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided to us by the Company and used by us in performing the procedures enumerated below.
•	The phrase “compared and agreed,” as used hereinafter, refers to the comparison of one or more Specified Attributes to Source Documents for which the Specified Attributes and the Source Documents have been found to be in agreement, unless otherwise indicated.

Source Documents included in the Loan File:

•	The phrase “Appraisal Report” refers to a signed appraisal document.
•	The phrase “Closing Statement” refers to the signed borrower and lender mortgage loan closing statements indicating the sources and uses of dispersed funds.
•	The phrase “Cross Collateralization Agreement” refers to the signed cross collateralization agreement and/or any riders thereof.
•	The phrase “Engineering Report” refers to the signed property condition assessment document.
•	The phrase “Environmental Report” refers to the signed phase I and phase II (if applicable) environmental documents.
PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	2

•	The phrase “Fee Schedule” refers to the documentation for the certificate administrator fee and servicing fee related to the Transaction.
•	The phrase “Ground Lease” refers to the signed ground lease agreement, and/or any assumptions or riders thereof.
•	The phrase “Guaranty Agreement” refers to the signed guaranty agreement, and/or any riders thereof.
•	The phrase “Insurance Summary” refers to the certificate of insurance and/or insurance risk analysis summarizing the coverage for each insurance category.
•	The phrase “Loan Agreement” refers to the signed loan agreement, or the equivalent, and/or any assumptions or riders thereof.
•	The phrase “Promissory Note” refers to the signed promissory note, or the equivalent, and/or any assumptions or riders thereof.
•	The phrase “Property Management Agreement” refers to the signed management agreement, assignment of management agreement, and/or any riders thereof.
•	The phrase “Security Agreement” refers to the signed security agreement, or the equivalent, and/or any assumptions or riders thereof.
•	The phrase “Subordinate Loan Documents” refers to the junior lien loan agreement, junior lien mortgage note, or any other document related to the loan’s subordinate debt.
•	The phrase “Title Policy” refers to the signed title policy.
•	The phrase “WF UW Schedule” refers to the historical and pro-forma cash flow statements prepared by the Company’s underwriting team.

From June 8, 2018 through July 3, 2018, the Company provided us with the Source Documents related to the Underlying Collateral for which we compared the Specified Attributes set forth in the Final Data File to the corresponding Source Documents and found them to be in agreement. The procedures associated with the Specified Attributes were applied as indicated in Exhibit A. For each procedure where a calculation was performed, the underlying attributes utilized within the calculation were agreed to the corresponding sources. We did not perform any procedures with respect to the Specified Attribute(s) relating to the Underlying Collateral as set forth on the attached Exhibit B.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the Final Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

This report is intended solely for the information and use of the Specified Parties (including for purposes of substantiating the Specified Parties’ "due diligence defense" under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Parties.

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	3

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the sufficiency of the procedures performed (such party is herein referred to as a "Non-Specified Party"), that Non-Specified Party cannot:

i)	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and

ii)	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17g-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

New York, NY

July 3, 2018

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	4

Commercial Mortgage Pass-Through Certificates, Series 2018-AUS

Exhibits

A)	Loan File Review Procedures
B)	Specified Attributes Provided by the Company (not subject to procedures)

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	5

Commercial Mortgage Pass-Through Certificates, Series 2018-AUS Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
1	Mortgage Loan Originator	Loan Agreement	The lender, as stated on the cover page of the Loan Agreement. For the purposes of this Specified Attribute, the entity name Wells Fargo Bank, National Association was shortened to WFB.	None
2	Mortgage Loan Seller	Loan Agreement	The lender, as stated on the cover page of the Loan Agreement. For the purposes of this Specified Attribute, the entity name Wells Fargo Bank, National Association was shortened to WFB.	None
3	Multiple Property Indicator	Security Agreement	The count of a single parcel or two or more contiguous or non-contiguous parcels collateralizing the loan, as stated in the Security Agreement. For avoidance of doubt, we were instructed by the Company to consider multiple addresses under the same Property Name as 1 property.	None
4	Property Address	Appraisal Report	The address, as stated in the Appraisal Report.	None
5	Property City	Appraisal Report	The city, as stated in the Appraisal Report.	None
6	Property State	Appraisal Report	The state, as stated in the Appraisal Report.	None
7	Property Zip Code	Appraisal Report	The zip code, as stated in the Appraisal Report.	None
8	County	Appraisal Report	The county, as stated in the Appraisal Report.	None
9	Year Built	Appraisal Report	The year built, as stated in the Appraisal Report.	None
10	Year Renovated	Appraisal Report	The year renovated, as stated in the Appraisal Report; or NAP, if the property has not been renovated.	None
11	Property Type	Appraisal Report	The general property type, as stated in the Appraisal Report.	None
12	Specific Property Type	Appraisal Report	The specific property type, as stated in the Appraisal Report.	None
13	No. of Units	Appraisal Report	The rentable area at the property (quantified by the Unit of Measure), as stated in the Appraisal Report.	None
14	Unit of Measure	Appraisal Report	The unit of measure, as stated in the Appraisal Report.	None
15	Occupancy %	WF UW Schedule	The physical occupancy percentage as of the Occupancy % Source Date, as stated in the WF UW Schedule.	0.01%
16	Occupancy % Source Date	WF UW Schedule	The date of the occupancy information, as stated in the WF UW Schedule.	None
17	Acreage	Appraisal Report	The property's land area, as stated in the Appraisal Report.	None
18	Loan Purpose	Closing Statement	Acquisition or Refinance or Recapitalization, as applicable, as stated in the borrower's Closing Statement.	None
19	Borrower Name	Loan Agreement	The borrower, as stated on the cover page of the Loan Agreement.	None
20	Recourse Carveout Guarantor	Guaranty Agreement	The guarantor, as stated in the Guaranty Agreement.	None
21	Note Date	Promissory Note	The note date, as stated on the cover page of the Promissory Note.	None
22	First Payment Date	Loan Agreement	The first monthly payment date, as stated in Section 1.1 of the Loan Agreement.	None
23	Maturity Date or Anticipated Repayment Date	Loan Agreement	The maturity date, as stated in Section 1.1 of the Loan Agreement.	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	6

Commercial Mortgage Pass-Through Certificates, Series 2018-AUS Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
24	Payment Due Date	Loan Agreement	The monthly payment date, as stated in Section 1.1 of the Loan Agreement.	None
25	Monthly Debt Service Amount	Calculation; Promissory Note	A computation from the Final Data File in which the Original Principal Balance was multiplied by the Mortgage Rate and then multiplied by the Interest Accrual Basis and then divided by 12.	None
26	Specific Payment Schedule (Y/N)	Loan Agreement	Y or N, as applicable, if the repayment of the loan is based on a specific payment schedule and not a recurring monthly interest only payment or monthly amortizing payment, as stated in the Loan Agreement.	None
27	Mortgage Rate	Loan Agreement	The interest rate, as stated in Section 1.1 of the Loan Agreement.	None
28	Certificate Administrator Fee Rate	Fee Schedule	The annual administration fee, as stated in the Fee Schedule.	None
29	Servicing Fee Rate	Fee Schedule	The master servicing fee plus the primary servicing fee, as stated in the Fee Schedule.	None
30	Interest Accrual Basis	Loan Agreement	The interest calculation method, as stated in Section 2.5 of the Loan Agreement.	None
31	Interest Accrual Basis During IO Period	Loan Agreement	The interest calculation method during the interest only period, if applicable, as stated in Section 2.5 of the Loan Agreement.	None
32	Original Principal Balance	Loan Agreement	The allocated loan amount, as stated in Schedule VI of the Loan Agreement.	None
33	Loan Level Cut-Off Date Balance	Loan Agreement	According to Section 2.6 of the Loan Agreement, the loan is interest only for the entire term. For the purposes of this Specified Attribute, we set the value equal to the Original Principal Balance.	$1.00
34	Property Level Cut-Off Date Balance	Loan Agreement	According to Section 2.6 of the Loan Agreement, the loan is interest only for the entire term. For the purposes of this Specified Attribute, we set the value equal to the Original Principal Balance.	$1.00
35	Cut-Off Date Balance Per Unit/SF	Calculation	A computation from the Final Data File in which the Loan Level Cut-Off Date Balance was divided by the No. of Units.	None
36	Balloon Payment	Loan Agreement	According to Section 2.6 of the Loan Agreement, the loan is interest only for the entire term. For the purposes of this Specified Attribute, we set the value equal to the Original Principal Balance.	$1.00
37	Prepayment Restriction Code	Calculation; Loan Agreement	A computation from the Loan Agreement in which the number of monthly payments during each segment of the lockout period, fixed prepayment premium period, yield maintenance period, defeasance period and window period, as applicable, were counted.	None
38	Early Defeasance Loan (Y/N)	Loan Agreement	Y or N, as applicable, if defeasance is permitted prior to 2 years from the startup date of the Transaction, as stated in the Loan Agreement.	None
39	Amortization Term (Original)	Loan Agreement	According to Section 2.6 of the Loan Agreement, the loan is interest only for the entire term. For the purposes of this Specified Attribute, we displayed IO.	None
40	Amortization Term (Remaining)	Loan Agreement	According to Section 2.6 of the Loan Agreement, the loan is interest only for the entire term. For the purposes of this Specified Attribute, we displayed IO.	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	7

Commercial Mortgage Pass-Through Certificates, Series 2018-AUS Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
41	Loan Term (Original)	Calculation	A computation from the Final Data File in which the number of monthly payments occurring between the loan’s First Payment Date and Maturity Date or Anticipated Repayment Date were counted.	None
42	Loan Term (Remaining)	Calculation	A computation from the Final Data File in which the Seasoning was deducted from the Loan Term (Original).	None
43	IO Period	Loan Agreement	According to Section 2.6 of the Loan Agreement, the loan is interest only for the entire term. For the purposes of this Specified Attribute, we set the value equal to the Loan Term (Original).	None
44	Seasoning	Calculation	A computation from the Final Data File in which the number of monthly payments occurring between the First Payment Date, through and including, the Cut-off Date were counted.	None
45	Loan Amortization Type	Loan Agreement	According to Section 2.6 of the Loan Agreement, the loan is interest only for the entire term. For the purposes of this Specified Attribute, we displayed Interest-only, Balloon.	None
46	ARD Loan (Y/N)	Loan Agreement	Y or N, as applicable, if the loan provides for an anticipated repayment date after which the Mortgage Rate increases and other loan terms change when the balloon amount is not repaid, as stated in the Loan Agreement.	None
47	ARD Mortgage Rate After ARD	Loan Agreement	NAP, if N was selected for the ARD Loan (Y/N) Specified Attribute; or The mortgage rate after the anticipated repayment date, as stated in the Loan Agreement.	None
48	Hyper-Amortization Commencement Date	Loan Agreement	NAP, if N was selected for the ARD Loan (Y/N) Specified Attribute; or The hyper-amortization commencement date, as stated in the Loan Agreement.	None
49	ARD Loan Maturity Date	Loan Agreement	NAP, if N was selected for the ARD Loan (Y/N) Specified Attribute; or The final maturity date, as stated in the Loan Agreement.	None
50	Grace Period Default (days)	Loan Agreement	The number of grace period days allowed after the Payment Due Date prior to a default being triggered, as stated in the Loan Agreement.	None
51	Grace Period Late (days)	Loan Agreement	The number of grace period days allowed after the Payment Due Date prior to a late fee being assessed, as stated in the Loan Agreement.	None
52	Grace Period Balloon (days)	Loan Agreement	The number of grace period days allowed after the Payment Due Date on the Maturity Date prior to a late fee being assessed or a default being triggered, as stated in the Loan Agreement.	None
53	USPAP Appraisal (Y/N)	Appraisal Report	Y or N, as applicable, if the appraisal was performed in conformance with USPAP standards, as stated in the Appraisal Report.	None
54	As-Is Appraised Value	Appraisal Report	The as-is market value of the property, as stated in the Appraisal Report.	None
55	As-Is Appraisal Valuation Date	Appraisal Report	The valuation date associated with the As-Is Appraised Value, as stated in the Appraisal Report.	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	8

Commercial Mortgage Pass-Through Certificates, Series 2018-AUS Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
56	Stabilized Appraised Value	Appraisal Report	The stabilized market value of the property, as stated in the Appraisal Report; or NAP, if no stabilized value was provided.	None
57	Stabilized Appraisal Valuation Date	Appraisal Report	The valuation date associated with the stabilized market value of the property, as stated in the Appraisal Report; or NAP, if no stabilized value was provided.	None
58	As-Stabilized Value Used (Y/N)	Appraisal Report	Y or N, as applicable, if the Stabilized Appraised Value was utilized in calculating the LTV ratios; or NAP, if no stabilized value was provided.	None
59	Original LTV	Calculation	A computation from the Final Data File in which the Original Principal Balance was divided by the As-Is Appraised Value.	0.01%
60	Cut-Off Date LTV Ratio	Calculation	A computation from the Final Data File in which the Loan Level Cut-Off Date Balance was divided by the As-Is Appraised Value.	0.01%
61	LTV Ratio at Maturity or ARD	Calculation	A computation from the Final Data File in which the Balloon Payment was divided by the As-Is Appraised Value.	0.01%
62	UW NOI DSCR	Calculation	A computation from the Final Data File in which the U/W NOI was divided by the corresponding annual debt service payment. The annual debt service payment was calculated by multiplying the Loan Level Cut-Off Date Principal Balance by the Interest Calculation and then multiplying by the Mortgage Rate.	0.01x
63	UW NCF DSCR	Calculation	A computation from the Final Data File in which the U/W NCF was divided by the corresponding annual debt service payment. The annual debt service payment was calculated by multiplying the Loan Level Cut-Off Date Principal Balance by the Interest Calculation and then multiplying by the Mortgage Rate.	0.01x
64	Cut-Off Date UW NOI Debt Yield	Calculation	A computation from the Final Data File in which the U/W NOI was divided by the Loan Level Cut-Off Date Principal Balance.	0.01%
65	Cut-Off Date UW NCF Debt Yield	Calculation	A computation from the Final Data File in which the U/W NCF was divided by the Loan Level Cut-Off Date Principal Balance.	0.01%
66	UW DSCRs Adjusted (Y/N)	Calculation	Y, if UW DSCR Adjustment Amount is greater than 0, otherwise, N.	None
67	UW DYs Adjusted (Y/N)	Calculation	Y, if UW DY Adjustment Amount is greater than 0, otherwise, N.	None
68	UW Occupancy %	Calculation; WF UW Schedule	A computation from the WF UW Schedule in which the vacancy percentage stated in the issuer underwriting column was subtracted from 100%.	0.01%
69	UW Revenues	WF UW Schedule	The effective gross income, as stated in the issuer underwriting column of the WF UW Schedule.	$1.00
70	UW Expenses	WF UW Schedule	The total operating expenses, as stated in the issuer underwriting column of the WF UW Schedule.	$1.00
71	UW NOI	Calculation	A computation from the Final Data File in which the UW Expenses were subtracted from the UW Revenues.	$1.00

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	9

Commercial Mortgage Pass-Through Certificates, Series 2018-AUS Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
72	UW Replacement	WF UW Schedule	The replacement reserves, as stated in the issuer underwriting column of the WF UW Schedule.	$1.00
73	UW TI/LC	WF UW Schedule	The tenant improvement allowance and leasing commission costs, as stated in the issuer underwriting column of the WF UW Schedule.	$1.00
74	UW NCF	Calculation	A computation from the Final Data File in which the UW Replacement and UW TI/LC were summed and then subtracted from the UW NOI.	$1.00
75	UW Management Fee %	WF UW Schedule	The management fee percentage, as stated in the issuer underwriting column of the WF UW Schedule.	0.01%
76	UW FF&E	WF UW Schedule	The FF&E amount, as stated in the issuer underwriting column of the WF UW Schedule.	$1.00
77	UW FF&E Reserves %	WF UW Schedule	The FF&E percentage, as stated in the issuer underwriting column of the WF UW Schedule.	0.01%
78	Most Recent Period Description	WF UW Schedule	The date of the most recent financial period, as stated in the WF UW Schedule.	None
79	Most Recent Revenues	WF UW Schedule	The effective gross income, as stated in the most recent period column of the WF UW Schedule.	$1.00
80	Most Recent Expenses	WF UW Schedule	The total operating expenses, as stated in the most recent period column of the WF UW Schedule.	$1.00
81	Most Recent NOI	Calculation	A computation from the Final Data File in which the Most Recent Expenses were subtracted from the Most Recent Revenues.	$1.00
82	Most Recent CapEx	WF UW Schedule	The capital expenditures amount, as stated in the most recent period column of the WF UW Schedule.	$1.00
83	Most Recent NCF	Calculation	A computation from the Final Data File in which the Most Recent CapEx was subtracted from the Most Recent NOI.	$1.00
84	Second Most Recent Period Description	WF UW Schedule	The date of the second most recent financial period, as stated in the WF UW Schedule.	None
85	Second Most Recent Revenues	WF UW Schedule	The effective gross income, as stated in the second most recent period column of the WF UW Schedule.	$1.00
86	Second Most Recent Expenses	WF UW Schedule	The total operating expenses, as stated in the second most recent period column of the WF UW Schedule.	$1.00
87	Second Most Recent NOI	Calculation	A computation from the Final Data File in which the Second Most Recent Expenses were subtracted from the Second Most Recent Revenues.	$1.00
88	Second Most Recent CapEx	WF UW Schedule	The capital expenditures amount, as stated in the second most recent period column of the WF UW Schedule.	$1.00
89	Second Most Recent NCF	Calculation	A computation from the Final Data File in which the Second Most Recent CapEx was subtracted from the Second Most Recent NOI.	$1.00
90	Third Most Recent Period Description	WF UW Schedule	The date of the third most recent financial period, as stated in the WF UW Schedule.	None
91	Third Most Recent Revenues	WF UW Schedule	The effective gross income, as stated in the third most recent period column of the WF UW Schedule.	$1.00
92	Third Most Recent Expenses	WF UW Schedule	The total operating expenses, as stated in the third most recent period column of the WF UW Schedule.	$1.00
93	Third Most Recent NOI	Calculation	A computation from the Final Data File in which the Third Most Recent Expenses were subtracted from the Third Most Recent Revenues.	$1.00

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	10

Commercial Mortgage Pass-Through Certificates, Series 2018-AUS Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
94	Third Most Recent CapEx	WF UW Schedule	The capital expenditures amount, as stated in the third most recent period column of the WF UW Schedule.	$1.00
95	Third Most Recent NCF	Calculation	A computation from the Final Data File in which the Third Most Recent CapEx was subtracted from the Third Most Recent NOI.	$1.00
96	Assumption Frequency	Loan Agreement	The number of permitted transfers, as stated in Section 6.4 of the Loan Agreement.	None
97	Assumption Fee	Loan Agreement	The assumption fee, as stated in Section 6.4 of the Loan Agreement.	None
98	Loan Cross Portfolio Name	Cross Collateralization Agreement	No Cross Collateralization Agreement was provided in the Loan File. For the purposes of this Specified Attribute, we displayed NAP.	None
99	Lien Position	Security Agreement	The priority of repayment, as stated in Section 3.5 of the Security Agreement.	None
100	Title Vesting (Fee/Leasehold/Both)	Title Policy	The ownership interest, as stated in Schedule A of the Title Policy.	None
101	Ground Lease Subordinate (Y/N/Silent)	Ground Lease	Y or N or Silent, as applicable, if the ground lease is subordinate to the senior mortgage, as stated in the Ground Lease.	None
102	Ground Lease Initial Expiration Date	Ground Lease	The ground lease initial expiration date, as stated in the Ground Lease.	None
103	Annual Ground Rent Payment	Ground Lease	The annual ground lease payment amount as of the Cut-off Date, as stated in the Ground Lease.	None
104	Annual Ground Rent Increases	Ground Lease	The ground lease payment annual increase amount, as stated in the Ground Lease.	None
105	Ground Lease Extension Options Description	Ground Lease	The description of the ground lease extension options, as stated in the Ground Lease.	None
106	Ground Lease Expiration Date with Extension Options	Ground Lease	The ground lease final expiration date assuming all extension options were exercised, as stated in the Ground Lease.	None
107	Type of Lockbox	Loan Agreement	The type of lockbox and type of cash management, as stated in Sections 9.1 and 9.2 of the Loan Agreement.	None
108	Lockbox Trigger Event	Loan Agreement	The lockbox trigger event, as stated in 9.2 of the Loan Agreement.	None
109	Property Manager	Property Management Agreement	The manager, as stated in the Property Management Agreement.	None
110	Engineering Escrow/Deferred Maintenance	Loan Agreement	The immediate repair escrows, as stated in Section 8.3 of the Loan Agreement.	$1.00
111	Environmental Escrow	Loan Agreement	No environmental escrows were required in the Loan Agreement. For the purposes of this Specified Attribute, we displayed 0.	$1.00
112	Tax Escrow (Initial)	Loan Agreement	The upfront property tax reserve amount, as stated in Section 8.1 of the Loan Agreement.	$1.00
113	Tax Escrow (Monthly)	Loan Agreement	The monthly property tax reserve amount, as stated in Section 8.1 of the Loan Agreement.	$1.00
114	Tax Escrow - Cash or LoC	Loan Agreement	NAP, if the tax escrow was not funded; or Cash or LoC, as applicable, based on whether the tax escrow was funded in cash or via a letter of credit, as stated in Section 8.1 of the Loan Agreement.	$1.00
115	Springing Tax Escrow Description	Loan Agreement	The description of the springing monthly property tax reserve, as stated in Section 8.1 of the Loan Agreement.	None

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Commercial Mortgage Pass-Through Certificates, Series 2018-AUS Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
116	Insurance Escrow (Initial)	Loan Agreement	The upfront insurance reserve amount, as stated in Section 8.2 of the Loan Agreement.	$1.00
117	Insurance Escrow (Monthly)	Loan Agreement	The monthly insurance reserve amount, as stated in Section 8.2 of the Loan Agreement.	$1.00
118	Springing Insurance Escrow Description	Loan Agreement	The description of the springing monthly insurance reserve, as stated in Section 8.2 of the Loan Agreement.	None
119	Replacement Reserve (Initial)	Loan Agreement	The upfront replacement reserve amount, as stated in Section 8.4 of the Loan Agreement.	$1.00
120	Replacement Reserve (Monthly)	Loan Agreement	The monthly replacement reserve amount, as stated in Section 8.4 of the Loan Agreement.	$1.00
121	Replacement Reserve Cap	Loan Agreement	The replacement reserve cap amount, as stated in Section 8.4 of the Loan Agreement.	$1.00
122	Springing Replacement Reserve Description	Loan Agreement	The description of the springing monthly replacement reserve, as stated in Section 8.4 of the Loan Agreement.	None
123	TI/LC Reserve (Initial)	Loan Agreement	The upfront TI/LC reserve amount, as stated in Article 8 of the Loan Agreement.	$1.00
124	TI/LC Reserve (Monthly)	Loan Agreement	The monthly rollover reserve amount, as stated in Article 8 of the Loan Agreement.	$1.00
125	TI/LC Reserve Cap	Loan Agreement	The TI/LC reserve cap amount, as stated in Article 8 of the Loan Agreement.	$1.00
126	Springing TI/LC Reserve Description	Loan Agreement	The description of the springing monthly rollover reserve, as stated in Article 8 of the Loan Agreement.	None
127	Pari Passu Debt (Y/N)	Promissory Note	Y or N, as applicable, if the loan is pari passu to other debt not included in the Transaction, as stated in the Promissory Note.	None
128	Total Pari Passu Cut-Off Date Principal Balance	Loan Agreement	NAP, if N was selected for the Pari Passu Debt (Y/N) Specified Attribute; or The total loan amount, as stated in Section 1.1 of the Loan Agreement.	None
129	Trust Component % of Pari Passu	Calculation	NAP, if N was selected for the Pari Passu Debt (Y/N) Specified Attribute; or

			A computation from the Final Data File in which the Loan Level Cut-Off Date Balance was divided by the Total Pari Passu Cut-Off Date Principal Balance.	None
130	Existing Subordinate Secured Debt (Y/N)	Subordinate Loan Documents	No Subordinate Loan Documents were included in the Loan File. For purposes of this Specified Attribute, we displayed N.	None
131	Existing Sub Sec Debt In Trust (Y/N)	Subordinate Loan Documents	No Subordinate Loan Documents were included in the Loan File. For purposes of this Specified Attribute, we displayed NAP.	None
132	Sub Sec Debt Description	Subordinate Loan Documents	No Subordinate Loan Documents were included in the Loan File. For purposes of this Specified Attribute, we displayed NAP.	None
133	Sub Sec Debt Original Principal Balance	Subordinate Loan Documents	No Subordinate Loan Documents were included in the Loan File. For purposes of this Specified Attribute, we displayed NAP.	None
134	Sub Sec Debt Cut-Off Date Principal Balance	Subordinate Loan Documents	No Subordinate Loan Documents were included in the Loan File. For purposes of this Specified Attribute, we displayed NAP.	None
135	Existing Mezzanine Debt (Y/N)	Subordinate Loan Documents	No Subordinate Loan Documents were included in the Loan File. For purposes of this Specified Attribute, we displayed N.	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	12

Commercial Mortgage Pass-Through Certificates, Series 2018-AUS Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
136	Existing Mezzanine Debt In Trust (Y/N)	Subordinate Loan Documents	No Subordinate Loan Documents were included in the Loan File. For purposes of this Specified Attribute, we displayed NAP.	None
137	Mezzanine Debt Original Principal Balance	Subordinate Loan Documents	No Subordinate Loan Documents were included in the Loan File. For purposes of this Specified Attribute, we displayed NAP.	None
138	Mezzanine Debt Cut-Off Date Principal Balance	Subordinate Loan Documents	No Subordinate Loan Documents were included in the Loan File. For purposes of this Specified Attribute, we displayed NAP.	None
139	Existing Unsecured Debt (Y/N)	Subordinate Loan Documents	No Subordinate Loan Documents were included in the Loan File. For purposes of this Specified Attribute, we displayed N.	None
140	Unsecured Debt Original Principal Balance	Subordinate Loan Documents	No Subordinate Loan Documents were included in the Loan File. For purposes of this Specified Attribute, we displayed NAP.	None
141	Unsecured Debt Cut-Off Date Principal Balance	Subordinate Loan Documents	No Subordinate Loan Documents were included in the Loan File. For purposes of this Specified Attribute, we displayed NAP.	None
142	Future Secured Debt Permitted (Y/N)	Loan Agreement	Y or N, as applicable, if future secured debt is permitted, as stated in Section 5.1 of the Loan Agreement.	None
143	Future Mezzanine Debt Permitted (Y/N)	Loan Agreement	Y or N, as applicable, if future mezzanine debt is permitted, as stated in Section 6.2 of the Loan Agreement.	None
144	Future Unsecured Debt Permitted (Y/N)	Loan Agreement	Y or N, as applicable, if future unsecured debt is permitted, as stated in Section 5.1 of the Loan Agreement.	None
145	Engineering Report Date	Engineering Report	The date of the report, as stated in the Engineering Report.	None
146	Environmental Report Date (Phase I)	Environmental Report	The date of the phase I report, as stated in the Environmental Report.	None
147	Environmental Report Date (Phase II)	Environmental Report	The date of the phase II report, as stated in the Environmental Report; or NAP, if no phase II report was included in the Loan File.	None
148	Environmental Insurance (Y/N)	Insurance Summary	Y or N, as applicable, if the property has environmental insurance coverage, as stated in the Insurance Summary.	None
149	Seismic Report Date	Engineering Report	According to the Engineering Report, the property is located in seismic zone 0 with low to moderate probability of damaging ground motion. For purposes of this Specified Attribute, we displayed NAP.	None
150	Seismic PML %	Engineering Report	According to the Engineering Report, the property is located in seismic zone 0 with low to moderate probability of damaging ground motion. For purposes of this Specified Attribute, we displayed NAP.	None
151	Seismic Insurance Required and Obtained if PML >= 20% (Y/N)	Engineering Report	According to the Engineering Report, the property is located in seismic zone 0 with low to moderate probability of damaging ground motion. For purposes of this Specified Attribute, we displayed NAP.	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	13

Commercial Mortgage Pass-Through Certificates, Series 2018-AUS Specified Attributes Provided by the Company (not subject to procedures)	EXHIBIT B

Below is a list of the additional Specified Attributes provided to us by the Company. These Specified Attributes were not compared to Source Documents as part of our procedures enumerated in Exhibit A.

#	Specified Attribute
1	Loan Number
2	Securitization Control Number
3	Property Name
4	CREFC Fee Rate
5	UW DSCR Adjustment Amount
6	UW DY Adjustment Amount

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	14